Operating Leases (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Leases, Operating [Abstract]
Remaining lease term	2 years 8 months 12 days	2 years 3 months 18 days
Weighted average discount rate percentage	4.60%	4.40%
Interest expense	$ 4,105	$ 8,870
Amortization expense	$ 37,367	$ 16,011